NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 128,556	$ 127,869
Deferred Financing Costs and Other on Secured bank loans	(1,105)
Property-specific borrowings	128,556	127,869
Deferred Financing Costs and Other on Secured bank loans	(1,105)
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	67,073	67,909
Deferred Financing Costs and Other on Secured bank loans	(404)
Property-specific borrowings	67,073	67,909
Deferred Financing Costs and Other on Secured bank loans	(404)
Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	16,353	15,787
Deferred Financing Costs and Other on Secured bank loans	(57)
Property-specific borrowings	16,353	15,787
Deferred Financing Costs and Other on Secured bank loans	(57)
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	21,309	20,776
Deferred Financing Costs and Other on Secured bank loans	(161)
Property-specific borrowings	21,309	20,776
Deferred Financing Costs and Other on Secured bank loans	(161)
Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	23,333	23,105
Deferred Financing Costs and Other on Secured bank loans	(479)
Property-specific borrowings	23,333	23,105
Deferred Financing Costs and Other on Secured bank loans	(479)
Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	488	292
Deferred Financing Costs and Other on Secured bank loans	(4)
Property-specific borrowings	488	$ 292
Deferred Financing Costs and Other on Secured bank loans	(4)
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20,970
Property-specific borrowings	20,970
One year from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	16,583
Property-specific borrowings	16,583
One year from reporting date | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,194
Property-specific borrowings	1,194
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,595
Property-specific borrowings	1,595
One year from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,531
Property-specific borrowings	1,531
One year from reporting date | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	67
Property-specific borrowings	67
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,076
Property-specific borrowings	14,076
Two years from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,654
Property-specific borrowings	10,654
Two years from reporting date | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,190
Property-specific borrowings	1,190
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	894
Property-specific borrowings	894
Two years from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,313
Property-specific borrowings	1,313
Two years from reporting date | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	25
Property-specific borrowings	25
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,915
Property-specific borrowings	14,915
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,848
Property-specific borrowings	7,848
2021 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,063
Property-specific borrowings	2,063
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,782
Property-specific borrowings	2,782
2021 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,152
Property-specific borrowings	2,152
2021 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	70
Property-specific borrowings	70
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17,124
Property-specific borrowings	17,124
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,279
Property-specific borrowings	11,279
2022 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	886
Property-specific borrowings	886
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,583
Property-specific borrowings	2,583
2022 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,051
Property-specific borrowings	2,051
2022 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	325
Property-specific borrowings	325
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	18,148
Property-specific borrowings	18,148
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,588
Property-specific borrowings	8,588
2023 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,179
Property-specific borrowings	1,179
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,629
Property-specific borrowings	3,629
2023 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,747
Property-specific borrowings	4,747
2023 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5
Property-specific borrowings	5
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	44,428
Total Principal repayments on Secured bank loans	129,661
Property-specific borrowings	44,428
Total Principal repayments on Secured bank loans	129,661
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,525
Total Principal repayments on Secured bank loans	67,477
Property-specific borrowings	12,525
Total Principal repayments on Secured bank loans	67,477
Thereafter | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,898
Total Principal repayments on Secured bank loans	16,410
Property-specific borrowings	9,898
Total Principal repayments on Secured bank loans	16,410
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,987
Total Principal repayments on Secured bank loans	21,470
Property-specific borrowings	9,987
Total Principal repayments on Secured bank loans	21,470
Thereafter | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,018
Total Principal repayments on Secured bank loans	23,812
Property-specific borrowings	12,018
Total Principal repayments on Secured bank loans	23,812
Thereafter | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	0
Total Principal repayments on Secured bank loans	492
Property-specific borrowings	0
Total Principal repayments on Secured bank loans	$ 492